FAIR VALUE MEASUREMENTS (Tables) - TKB CRITICAL TECHNOLOGIES 1	12 Months Ended
Dec. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Schedule of Fair Value Measurements
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2022 and December 31, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2022	December 31, 2021
Assets:
Cash and marketable securities held in Trust Account	1	$237,987,827	$234,603,942

Liabilities:
Warrant liability – Public Warrants	1	249,550	5,520,000
Warrant liability – Private Placement Warrants	2	233,275	5,160,000
The following table presents the changes in the fair value of Level 3 warrant liabilities for the year ended December 31, 2021:

	Public Warrants	Private Placement Warrants	Warrant Liability
Derivative warrant liabilities at April 20, 2021 (inception)	$—	$—	$—
Initial fair value at issuance of public and private placement warrants	10,925,000	10,212,500	21,137,500
Change in fair value	(5,405,000)	(5,052,500)	(10,457,500)
Transfer of public warrants to Level 1 measurement	(5,520,000)	—	(5,520,000)
Transfer of private warrants to Level 2 measurement	—	(5,160,000)	(5,160,000)
Level 3 derivative warrant liabilities as of December 31, 2021	$—	$—	$—

Schedule of Derivative Liabilities at Fair Value
The following table presents the changes in the fair value of warrant liabilities for the year ended December 31, 2022 and for the period April 20, 2021 (inception) through December 31, 2021:

	Private Placement	Public	Warrant Liabilities
Fair value as of April 20, 2021 (inception)	$—	$—	$—
Initial fair value at issuance of public and private placement warrants	10,212,500	10,925,000	21,137,500
Change in fair value	(5,052,500)	(5,405,000)	(10,457,500)
Fair value as of December 31, 2021	5,160,000	5,520,000	10,680,000
Change in fair value	(4,926,275)	(5,270,450)	(10,196,725)
Fair value as of December 31, 2022	$233,725	$249,550	$483,275

Schedule of Assumptions Used
The key inputs into the Black-Scholes model formula were as follows at October 29, 2021 and December 31, 2021:

	Private Placement Warrants
Input	October 29, 2021	December 31, 2021
Ordinary share price	$10.00	$9.92
Exercise price	$11.50	$11.50
Risk-free rate of interest	1.14%	1.33%

Volatility	16.1%	8.0%
Term	6.00	5.83
Warrant to buy one share (unadjusted for the probability of dissolution)	$1.19	$0.48
Warrant to buy one share (adjusted for the probability of dissolution)	$0.95	$0.48
Dividend yield	—%	—%